Business Segments	12 Months Ended
Dec. 31, 2015
Business Segments
Business Segments

NOTE 16. Business Segments

3M’s businesses are organized, managed and internally grouped into segments based on differences in markets, products, technologies and services. 3M manages its operations in five business segments: Industrial; Safety and Graphics; Health Care; Electronics and Energy; and Consumer. 3M’s five business segments bring together common or related 3M technologies, enhancing the development of innovative products and services and providing for efficient sharing of business resources. Transactions among reportable segments are recorded at cost. 3M is an integrated enterprise characterized by substantial intersegment cooperation, cost allocations and inventory transfers. Therefore, management does not represent that these segments, if operated independently, would report the operating income information shown. The difference between operating income and pre-tax income relates to interest income and interest expense, which are not allocated to business segments.

Effective in the third quarter of 2015, within the Health Care business segment, the Company formed the Oral Care Solutions Division, which combined the former 3M ESPE and 3M Unitek divisions.

Effective in the first quarter of 2016, 3M made a product line reporting change involving two of its business segments in its continuing effort to improve the alignment of its businesses around markets and customers.

The change between business segments was as follows:

•

Elements of the electronic bonding product lines were previously separately reflected in the Electronics Materials Solutions Division (Electronics and Energy business segment) and the Industrial Adhesives and Tapes Division (Industrial business segment). Effective in the first quarter of 2016, certain sales and operating income results for these electronic bonding product lines in aggregate were equally divided between the Electronics and Energy business segment and Industrial business segment. This change resulted in a decrease in net sales and operating income for total year 2015 of $33 million and $7 million, respectively, in the Industrial business segment offset by a corresponding increase in the Electronics and Energy business segment. In addition, certain assets were moved from the Industrial business segment to the Electronics and Energy business segment as a result of this change.

The financial information presented herein reflects the impact of the preceding product line reporting change between business segments for all periods presented.

Business Segment Products

Business Segment	Major Products
Industrial

Tapes, coated, nonwoven and bonded abrasives, adhesives, advanced ceramics, sealants, specialty materials, filtration products, closure systems for personal hygiene products, acoustic systems products, automotive components, abrasion-resistant films, structural adhesives and paint finishing and detailing products

Safety and Graphics

Personal protection products, traffic safety and security products, commercial graphics systems, commercial cleaning and protection products, floor matting, roofing granules for asphalt shingles, and fall protection products

Health Care	Medical and surgical supplies, skin health and infection prevention products, drug delivery systems, dental and orthodontic products, health information systems and food safety products

Electronics and Energy

Optical films solutions for electronic displays, packaging and interconnection devices, insulating and splicing solutions for the electronics, telecommunications and electrical industries, touch screens and touch monitors, renewable energy component solutions, and infrastructure protection products

Consumer

Sponges, scouring pads, high-performance cloths, consumer and office tapes, repositionable notes, indexing systems, construction and home improvement products, home care products, protective material products, and consumer and office tapes and adhesives

Business Segment Information

	Net Sales			Operating Income
(Millions)	2015	2014	2013	2015	2014	2013
Industrial	$10,295	$10,985	$10,653	$2,256	$2,381	$2,301
Safety and Graphics	5,515	5,732	5,584	1,305	1,296	1,227
Health Care	5,420	5,572	5,334	1,724	1,724	1,672
Electronics and Energy	5,253	5,608	5,397	1,109	1,122	961
Consumer	4,422	4,523	4,435	1,046	995	945
Corporate and Unallocated	1	5	8	(355)	(250)	(322)
Elimination of Dual Credit	(632)	(604)	(540)	(139)	(133)	(118)
Total Company	$30,274	$31,821	$30,871	$6,946	$7,135	$6,666

	Assets			Depreciation & Amortization			Capital Expenditures
(Millions)	2015	2014	2013	2015	2014	2013	2015	2014	2013
Industrial	$9,230	$8,536	$8,860	$374	$383	$373	$317	$395	$511
Safety and Graphics	7,564	4,939	5,122	245	234	255	199	221	207
Health Care	4,403	4,344	4,329	179	181	171	168	169	120
Electronics and Energy	4,788	5,088	5,309	291	271	260	211	232	261
Consumer	2,393	2,434	2,516	108	108	106	124	111	128
Corporate and Unallocated	4,340	5,868	7,168	238	231	206	442	365	438
Total Company	$32,718	$31,209	$33,304	$1,435	$1,408	$1,371	$1,461	$1,493	$1,665

Corporate and unallocated operating income includes a variety of miscellaneous items, such as corporate investment gains and losses, certain derivative gains and losses, certain insurance-related gains and losses, certain litigation and environmental expenses, corporate restructuring charges and certain under- or over-absorbed costs (e.g. pension, stock-based compensation) that the Company may choose not to allocate directly to its business segments. Because this category includes a variety of miscellaneous items, it is subject to fluctuation on a quarterly and annual basis.

3M business segment reporting measures include dual credit to business segments for certain U.S. sales and related operating income. Management evaluates each of its five business segments based on net sales and operating income performance, including dual credit U.S. reporting to further incentivize U.S. sales growth. As a result, 3M provides additional (“dual”) credit to those business segments selling products in the U.S. to an external customer when that segment is not the primary seller of the product. For example, certain respirators are primarily sold by the Personal Safety Division within the Safety and Graphics business segment; however, the Industrial business segment also sells this product to certain customers in its U.S. markets. In this example, the non-primary selling segment (Industrial) would also receive credit for the associated net sales it initiated and the related approximate operating income. The assigned operating income related to dual credit activity may differ from operating income that would result from actual costs associated with such sales. The offset to the dual credit business segment reporting is reflected as a reconciling item entitled “Elimination of Dual Credit,” such that sales and operating income for the U.S. in total are unchanged.